                             VARIABLE UNIVERSAL LIFE


                                  ANNUAL REPORT
                                DECEMBER 31, 1998






                           Funded by Neuberger Berman
                            Advisers Management Trust


                                  Volume 1 of 2



 SENTRY'S
 Self-Directed
 LIFE















                   [SENTRY LIFE
                    INSURANCE COMPANY LOGO]

Dear Policy Owner:                                            February 15, 1999

We are pleased to present you with the following comments of Neuberger Berman Management Inc., the investment advisors for your Patriot variable annuity.

The Neuberger Berman Advisers Management Trust (AMT) and the equity portion of AMT Balanced Portfolio are co-managed by Jennifer Silver and Brooke Cobb. Their goal is to invest today in the fast growing mid sized companies that will comprise tomorrow's Fortune 500.

As was the case for virtually all equity funds, the AMT Growth portfolio experienced a roller coaster ride in 1998. At mid-year, the portfolio had a gain in the mid teens. At its September low, it had given back all its gains and then some. After a breathtaking fourth quarter rally, the portfolio recaptured all lost ground and closed the year near its highs. When three Federal Reserve interest rate cuts injected much needed liquidity into the financial system, mid-cap stocks rebounded strongly. Looking ahead, with financial liquidity no longer a pressing issue and portfolio holdings priced quite reasonably relative to favorable earnings growth prospects, we are hopeful that shareholders will enjoy a smoother ride.

1998's biggest portfolio winners include technology holdings, healthcare investments, and value oriented retailers. A boost was received from relatively small positions in well known internet stocks and lesser known "net" names, all of which were added to the portfolio in the fourth quarter. The co-managers will continue to tread carefully in this area, sticking to real companies with the realistic potential to meet or exceed high growth expectations. They are pleased with the portfolio's 1998 gains in what was a truly challenging market. Portfolio characteristics are consistent with the investment thesis that above average earnings growth and earnings momentum coupled with reasonable valuations relative to earnings growth rates should reward investors.

The AMT Limited Maturity Bond Portfolio and the debt portion of AMT Balanced Portfolio are co-managed by Theodore P. Giuliano and Catherine Waterworth.

The title of Shakespeare's play All's Well That Ends Well aptly describes 1998's fixed income markets. Strong first half returns set the stage for the high drama of August-September, when the global economic market plot thickened and all sectors of the fixed income market except U.S. Treasuries declined. Then in the fourth act (fourth quarter), the hero appeared (Federal Reserve Chairman Alan Greenspan) and three Fed rate cuts produced a very happy ending. In fact, when the curtain came down on 1998, fixed income patrons had enjoyed the best year since 1991.

Looking ahead, given historically wide yield spreads for a non-recession environment, and an accommodative Fed, the managers continue to be moderately constructive on the corporate bond sector. However, investors should expect continued volatility.

In conclusion, as we enter 1999, inflation is at its lowest level in three decades and economic conditions appear to be balanced. However, interest rates and bond yields are also at or near historic lows, and the introduction of the new Euro may siphon some money from the U.S. bond market. This could make for choppy fixed income markets in the year ahead. We will continue to strive to select attractive sectors, find values, and most importantly, to deliver competitive returns with low principal risk.

Thank you for choosing Sentry to help meet your long-term life insurance and investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Dale R. Schuh

Dale R. Schuh, President
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998

ASSETS:

Investments at market value:

   Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 164,605
       shares (cost $164,605)                                                             $  164,605

     Growth Portfolio, 183,894
       shares (cost $4,652,183)                                                            4,834,535

     Limited Maturity Bond Portfolio, 12,216
       shares (cost $168,180)                                                                168,875

     Balanced Portfolio, 86,792
       shares (cost $1,377,410)                                                            1,418,179
                                                                                          ----------

       Total investments                                                                   6,586,194

Dividends receivable                                                                             673
                                                                                          ----------
       Total assets                                                                        6,586,867

LIABILITIES:

Accrued expenses                                                                               1,703
                                                                                          ----------
NET ASSETS                                                                                $6,585,164
                                                                                          ==========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1998, 1997 and 1996


                                                  SUB-ACCOUNTS INVESTING IN:
                                                  ----------------------------
                                                        LIQUID ASSET                          GROWTH
                                                          PORTFOLIO                          PORTFOLIO
                                                  ----------------------------  ------------------------------------
                                                   1998       1997       1996        1998        1997           1996
                                                   ----       ----       ----        ----        ----           ----
Income:
   Dividends                                    $  7,551    $10,121    $ 9,580  $       --    $      --   $      997

Expenses:
   Risk charges                                    1,740      2,305      2,288      45,238       37,804       29,155
                                                --------    -------    -------  ----------    ---------   ----------
Net investment income (loss)                       5,811      7,816      7,292     (45,238)     (37,804)     (28,158)
                                                --------    -------    -------  ----------    ---------   ----------
Realized net investment gain (loss)                   --         --         --     130,456      143,719       48,754

Unrealized appreciation (depreciation), net           --         --         --    (607,832)     478,813      (44,382)

Capital gain distributions received                   --         --         --   1,138,697      264,588      233,304
                                                --------    -------    -------  ----------    ---------   ----------
Realized and unrealized gain (loss)
   on investments and capital
   gain distributions, net                            --         --         --     661,321      887,120      237,676
                                                --------    -------    -------  ----------    ---------   ----------
Net increase in net assets
   from operations                                 5,811      7,816      7,292     616,083      849,316      209,518
                                                --------    -------    -------  ----------    ---------   ----------
Purchase payments                                229,539    447,087     96,463     690,677      698,213      549,845

Transfers between subaccounts, net              (200,831)  (427,134)   (59,472)    134,665      304,525       56,399

Withdrawals and surrenders                        (2,093)   (80,269)   (32,192)   (460,042)    (375,499)    (184,653)

Monthly deductions                               (18,659)   (16,117)   (13,163)   (291,193)    (250,870)    (217,320)

Policy loans                                        (282)       (60)      (709)    (27,406)     (32,746)     (10,421)
                                                --------    -------    -------  ----------    ---------   ----------
Net increase (decrease) in net assets
   derived from principal transactions             7,674    (76,493)    (9,073)     46,701      343,623      193,850
                                                --------    -------    -------  ----------    ---------   ----------
Total increase (decrease) in net assets           13,485    (68,677)    (1,781)    662,784    1,192,939      403,368

Net assets at beginning of year                  150,989    219,666    221,447   4,171,215    2,978,276    2,574,908
                                                --------    -------    -------  ----------    ---------   ----------
Net assets at end of year                       $164,474   $150,989   $219,666  $4,833,999   $4,171,215   $2,978,276
                                                ========   ========   ========  ==========   ==========   ==========


    The accompanying notes are an integral part of these financial statements




           LIMITED MATURITY                           BALANCED
            BOND PORTFOLIO                            PORTFOLIO                                TOTAL
 -------------------------------------- --------------------------------------- ------------------------------------
      1998          1997         1996         1998         1997         1996         1998         1997          1996
      ----          ----         ----         ----         ----         ----         ----         ----          ----

 $   10,093    $    8,980  $    15,386  $    28,603   $   16,109  $    18,652   $   46,247  $    35,210  $    44,615


      1,731         1,647        1,797       13,274       10,422        8,680       61,983       52,178       41,920
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
      8,362         7,333       13,589       15,329        5,687        9,972      (15,736)     (16,968)       2,695
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
       (290)       (1,219)      (2,558)      14,003       15,467        8,235      144,169      157,967       54,431

     (2,702)        2,465       (6,306)     (86,499)      100,185     (76,957)    (697,033)     581,463     (127,645)

         --            --           --      200,904       41,345      103,719    1,339,601      305,933      337,023
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------


     (2,992)        1,246       (8,864)     128,408      156,997       34,997      786,737    1,045,363      263,809
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
      5,370         8,579        4,725      143,737      162,684       44,969      771,001    1,028,395      266,504
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
     24,332        20,154       25,849      222,905      176,611      142,335    1,167,453    1,342,065      814,492

     (2,103)          793       (9,331)      68,269      121,816       12,404           --           --           --

    (10,939)       (7,924)     (37,994)     (98,008)     (19,038)     (59,749)    (571,082)    (482,730)    (314,588)

    (11,050)      (11,054)     (12,163)    (109,415)     (93,257)     (83,683)    (430,317)    (371,298)    (326,329)

       (551)        1,987         (306)      (1,098)        (219)      (6,732)     (29,337)     (31,038)     (18,168)
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------

       (311)        3,956      (33,945)      82,653      185,913        4,575      136,717      456,999      155,407
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
      5,059        12,535      (29,220)     226,390      348,597       49,544      907,718    1,485,394      421,911

    163,497       150,962      180,182    1,191,745      843,148      793,604    5,677,446    4,192,052    3,770,141
 ----------    ----------  -----------  -----------   ----------  -----------   ----------  -----------  -----------
 $  168,556    $  163,497  $   150,962   $1,418,135   $1,191,745   $  843,148   $6,585,164   $5,677,446   $4,192,052
 ==========    ==========  ===========  ===========   ==========  ===========   ==========  ===========  ===========

NOTES TO FINANCIAL STATEMENTS
December 31, 1998, 1997 and 1996

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 1998, 1997 and 1996

3. EXPENSES

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,703 at December 31, 1998.

   At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

December 31, 1998, 1997 and 1996



4. NET ASSETS

   Net Assets are represented by accumulation units in the related Variable Life Account.

   At December 31, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                        ACCUMULATION      ACCUMULATION
                                                           UNITS           UNIT VALUE            VALUE
                                                        ------------      ------------           -----
           Liquid Asset Portfolio                          10,192             $16.14         $  164,474
           Growth Portfolio                               145,685              33.18          4,833,999
           Limited Maturity Bond Portfolio                 19,319              18.09            168,556
           Balanced Portfolio                              61,296              23.14          1,418,135
                                                                                             ----------
              Total net assets                                                               $6,585,164
                                                                                             ==========

   At December 31, 1998 significant concentrations of ownership were as follows:


                                                        NUMBER OF
                                                     CONTRACT OWNERS            PERCENTAGE OWNED
                                                     ---------------            ----------------
           Liquid Asset Portfolio                           2                         32.4
           Limited Maturity Bond Portfolio                  1                         29.6

   At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                       ACCUMULATION       ACCUMULATION
                                                          UNITS            UNIT VALUE           VALUE
                                                       ------------       -------------         -----
           Liquid Asset Portfolio                         9,691               $15.58         $  150,989
           Growth Portfolio                             143,731                29.02          4,171,215
           Limited Maturity Bond Portfolio                9,339                17.51            163,497
           Balanced Portfolio                            57,188                20.84          1,191,745
                                                                                             ----------
              Total net assets                                                               $5,677,446
                                                                                             ==========

   At December 31, 1996 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                       ACCUMULATION       ACCUMULATION
                                                          UNITS            UNIT VALUE           VALUE
                                                       ------------       ------------          -----
           Liquid Asset Portfolio                         14,611              $15.03         $  219,666
           Growth Portfolio                              131,013               22.73          2,978,276
           Limited Maturity Bond Portfolio                 9,110               16.57            150,962
           Balanced Portfolio                             47,830               17.63            843,148
                                                                                             ----------
              Total net assets                                                               $4,192,052
                                                                                             ==========

December 31, 1998, 1997 and 1996

5. PURCHASES AND SALES OF SECURITIES


   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,839,658 and $1,379,167, respectively, and were as follows:

                            LIQUID ASSET        GROWTH        LIMITED MATURITY     BALANCED
                              PORTFOLIO        PORTFOLIO       BOND PORTFOLIO      PORTFOLIO         TOTAL
                            -----------        ---------      ---------------      ---------         -----
   Purchases                   $272,325       $2,009,596          $  35,610         $522,127       $2,839,658
   Proceeds on sales            258,175          869,198             27,828          223,966        1,379,167

   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435,  respectively,  and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                           -----------        ---------      ---------------        ---------         -----
   Purchases                  $501,151       $1,310,732           $  32,033          $401,858       $2,245,774
   Proceeds on sales           570,324          740,521              21,099           168,491        1,500,435

   In 1996,  purchases and proceeds on sales of the Trust's shares aggregated  $1,368,190 and $872,040,  respectively,  and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                             ---------        ---------       --------------        ---------         -----
   Purchases                  $153,780       $  889,149           $  44,216        $  281,045     $  1,368,190
   Proceeds on sales           155,168          489,998              63,774           163,100          872,040

                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1998, the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS L.L.P.


Chicago, Illinois
February 11, 1999

[SENTRY EQUITY SERVICES, INC. LOGO]
1800 North Point Drive
Stevens Point, WI 54481
1-800-533-7827

























                                  Volume 1 of 2